UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Contrarian Capital Management, L.L.C.

Address: 411 West Putnam Avenue
         Suite 225
         Greenwich, CT 06830


13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Jon R. Bauer
Title:  Managing Member
Phone:  (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer              Greenwich, Connecticut         November 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total: $577,242
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number               Name

1.                028-11156                          Contrarian Equity Fund, LP

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

                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2007



         COLUMN 1                 COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7    COLUMN 8

                                                             VALUE       SHARES/    SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
     NAME OF ISSUER            TITLE OF CLASS    CUSIP      (X$1000)     PRN AMT    PRN CALL DISCRETION  MGRS   SOLE  SHARED  NONE
ABITIBI-CONSOLIDATED INC                  COM    003924107      3,813    2,150,000   SH          SOLE     NONE   X
ALTRIA GROUP INC                          COM    02209S103      7,176      103,207   SH         DEFINED    1            X
ANNALY CAP MGMT INC                       COM    035710409      3,664      230,000   SH          SOLE     NONE   X
ASIA SATELLITE TELECOMMUNCNT    SPONSORED ADR    04516X106      1,294       65,050   SH          SOLE     NONE   X
BRASIL TELECOM SA               SPONS ADR PFD    10553M101      1,570      166,783   SH          SOLE     NONE   X
CHINA UNICOM LTD                SPONSORED ADR    16945R104        909       43,627   SH          SOLE     NONE   X
CITADEL BROADCASTING CORP                 COM    17285T106     21,389    5,141,490   SH         DEFINED    1            X
CONOCOPHILLIPS                            COM    20825C104     38,196      435,184   SH          SOLE     NONE   X
CONSECO INC                           COM NEW    208464883      3,675      229,683   SH          SOLE     NONE   X
DDI CORP                       COM 0.0001 NEW    233162304     20,333    3,076,072   SH         DEFINED    1            X
DELTA AIR LINES INC DEL               COM NEW    247361702     26,909    1,499,095   SH          SOLE     NONE   X
ENDEAVOUR INTL CORP                       COM    29259G101        186      165,000   SH          SOLE     NONE   X
FIDELITY NATIONAL FINANCIAL              CL A    31620R105     12,450      712,216   SH          SOLE     NONE   X
FOOT LOCKER INC                           COM    344849104     12,347      805,408   SH         DEFINED    1            X
GMX RES INC                               COM    38011M108      3,479      108,134   SH          SOLE     NONE   X
GENTEK INC                            COM NEW    37245X203     16,908      562,109   SH         DEFINED    1            X
HERCULES OFFSHORE INC                     COM    427093109      1,382       52,941   SH          SOLE     NONE   X
HUDSON CITY BANCORP                       COM    443683107      4,003      260,265   SH          SOLE     NONE   X
INTERNATIONAL COAL GRP INC N              COM    45928H106     46,847   10,551,219   SH         DEFINED    1            X
KT CORP                         SPONSORED ADR    48268K101      1,929       77,000   SH          SOLE     NONE   X
LG PHILIP LCD CO LTD            SPONS ADR REP    50186V102      2,334       97,500   SH          SOLE     NONE   X
NORTHWEST AIRLS CORP                      COM    667280408     14,399      808,943   SH          SOLE     NONE   X
NVR INC                                   COM    62944T105        799        1,700   SH          SOLE     NONE   X
OWENS CORNING NEW                         COM    690742101      7,548      301,305   SH          SOLE     NONE   X
PEOPLES UNITED FINANCIAL INC              COM    712704105      2,743      158,760   SH          SOLE     NONE   X
PARKER DRILLING CO                        COM    701081101     14,391    1,772,321   SH                   NONE   X
PIONEER NAT RES CO                        COM    723787107     27,991      622,300   SH          SOLE     NONE   X
PORTLAND GEN ELEC CO                  COM NEW    736508847     36,401    1,309,401   SH          SOLE     NONE   X
PROTECTION ONE INC                    COM NEW    743663403     12,548      935,032   SH         DEFINED    1            X
RADNET INC                                COM    750491102     14,181    1,593,410   SH         DEFINED    1            X
RITE AID CORP                             COM    767754104     15,988    3,460,619   SH          SOLE     NONE   X
ROTECH HEALTHCARE INC                     COM    778669101      5,958    5,049,536   SH         DEFINED    1            X
TELECOM ITALIA S P A NEW         SPON ADR ORD    87927Y102      7,325    2,408,032   SH          SOLE     NONE   X
TERRA INDS INC                            COM    880915103      7,670      245,357   SH          SOLE     NONE   X
TIME WARNER CABLE INC                    CL A    88732J108     55,643    1,696,434   SH          SOLE     NONE   X
TRANSPORTADORA DE GAS SUR          SPON ADR B    893870204        357      265,869   SH          SOLE     NONE   X
TRAVELCENTERS OF AMERICA LLC              COM    894174101     33,274    1,020,664   SH         DEFINED    1            X
UAL CORP                              COM NEW    902549807     21,962      471,987   SH          SOLE     NONE   X
U S AIRWAYS GROUP INC                     COM    90341W108     14,161      539,477   SH          SOLE     NONE   X
USA MOBILITY INC                          COM    90341G103     28,876    1,711,665   SH         DEFINED    1            X
U S G CORP                            COM NEW    903293405     18,573      494,615   SH          SOLE     NONE   X
WARREN RES INC                            COM    93564A100      4,924      392,701   SH          SOLE     NONE   X
WIDEPOINT CORP                            COM    967590100        736      943,000   SH         DEFINED    1            X



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